UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21365

Seligman LaSalle Real Estate Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

FORM N-Q

ITEM 1.	SCHEDULE OF INVESTMENTS.

Seligman LaSalle Real Estate Fund Series, Inc.
Schedules of Investments (unaudited)
March 31, 2007

Seligman LaSalle Global Real Estate Fund

	Shares	Value
Common Stocks 96.5%
Australia 8.0%
ING Industrial Fund (Industrial)	87,762	$167,507
Macquarie CountryWide Trust (Retail)	187,129	313,189
Macquarie ProLogis Trust (Industrial)	168,255	170,757
Mirvac Group (Diversified)	70,000	295,613
Westfield Group (Retail)	68,500	1,138,733
		2,085,799
Austria 0.7%
Immoeast (Office)	12,820	192,065

Canada 4.9%
Brookfield Properties (Office)	7,365	296,810
Canadian Hotel Income Properties Real Estate Investment Trust (Hotels)	8,427	112,044
Canadian Real Estate Investment Trust (Diversified)	11,163	299,743
InnVest Real Estate Investment Trust (Hotels)	400	4,781
Morguard Real Estate Investment Trust (Retail)	4,600	62,675
RioCan Real Estate Investment Trust (Retail)	23,600	507,773
		1,283,826
Finland 0.3%
Technopolis (Office)	6,700	68,171

France 4.8%
Gecina (Office)	900	167,628
Klepierre (Retail)	1,580	306,522
Unibail (Diversified)	2,590	786,579
		1,260,729
Germany 1.6%
IVG Immobilien (Diversified)	8,488	406,801

Greece 0.1%
Babis Vovos International Construction (Diversified)	588	21,943

Hong Kong 3.6%
Hongkong Land Holdings (Office)	48,000	222,536
Hysan Development (Diversified)	107,000	288,872
The Link Real Estate Investment Trust (Retail)	176,000	422,787
		934,195
Italy 0.8%
Immobiliare Grande Distribuzione (Retail)	13,570	75,450
Risanamento (Diversified)	13,560	142,188
		217,638
Japan 4.4%
Global One Real Estate Investment (Diversified)	7	85,348
Japan Logistics Fund (Industrial)	13	119,270
Mitsubishi Estate (Office)	5,000	163,928
Mitsui Fudosan (Diversified)	14,000	407,156
Nippon Building Fund (Office)	15	248,537
Orix (Office)	14	130,956
		1,155,195
Luxembourg 0.6%
Gagfah (Residential)	5,868	158,128

Netherlands 2.3%
Rodamco Europe (Retail)	4,250	591,629

Norway 0.5%
Norwegian Property (Office)	12,030	142,187

Singapore 0.6%
Ascendas Real Estate Investment Trust (Industrial)	103,000	162,238

Sweden 1.6%
Castellum (Diversified)	12,291	178,109
Fabege (Diversified)	8,973	225,986
		404,095
United Kingdom 13.1%
British Land (Diversified)	28,029	844,269
Capital & Regional (Retail)	4,320	131,114
CLS Holdings* (Office)	6,080	87,922
Derwent London* (Office)	10,077	429,871
Development Securities (Office)	3,800	47,880
Great Portland Estates (Office)	10,470	160,054
Hammerson (Retail)	14,427	492,781
Land Securities Group (Diversified)	23,733	1,000,961
Unite Group (Residential)	21,759	222,519
		3,417,371

United States 48.6%
Acadia Realty Trust (Retail)	4,813	125,475
AMB Property (Industrial)	3,217	189,127
Archstone-Smith Trust (Residential)	6,785	368,290
AvalonBay Communities (Residential)	4,276	555,880
BioMed Realty Trust (Office)	6,077	159,825
Boston Properties (Office)	5,288	620,811
BRE Properties (Residential)	3,845	242,812
Camden Property Trust (Residential)	4,251	298,888
CBL & Associates Properties (Retail)	2,029	90,980
Corporate Office Properties Trust (Office)	2,099	95,882
Douglas Emmet (Office)	4,805	122,672
Equity Residential (Residential)	15,925	768,063
Federal Realty Investment Trust (Retail)	4,007	363,114
First Potomac Realty Trust (Industrial)	4,354	124,394
General Growth Properties (Retail)	11,206	723,571
SL Green Realty (Office)	3,060	419,771
Home Properties (Residential)	1,083	57,193
Host Hotels & Resorts (Hotels)	24,085	633,676
Kilroy Realty (Office)	5,311	391,686
LaSalle Hotel Properties (Hotels)	6,851	317,612
Maguire Properties (Office)	6,999	248,884
Nationwide Health Properties (Health Care)	3,945	123,321
Post Properties (Residential)	5,917	270,584
ProLogis (Industrial)	12,760	828,507
Public Storage (Diversified)	5,802	549,275
Regency Centers (Retail)	7,044	588,526
Senior Housing Properties Trust (Residential)	2,630	62,857
Simon Properties Group (Retail)	10,979	1,221,414
Sun Communities (Residential)	2,480	76,930
Sunstone Hotel Investors (Hotels)	10,883	296,671
Taubman Centers (Retail)	4,271	247,675
Ventas (Diversified)	7,992	336,703
Vornado Realty Trust (Office)	8,709	1,039,332
Washington Real Estate Investment Trust (Office)	3,505	131,157
		12,691,558

Total Investments 96.5%		25,193,568

Other Assets Less Liabilities 3.5%		909,748

Net Assets 100.0%		$26,103,316

Seligman LaSalle Monthly Dividend Real Estate Fund

	Shares or Principal Amount		Value
Common Stocks 98.0%
Apartments 17.0%
American Campus Communities	73,075.	shs.	$2,213,442
BRE Properties	35,028		2,212,018
Equity Residential	28,914		1,394,522
Home Properties	109,346		5,774,562
Post Properties	78,456		3,587,793
UDR	116,000		3,551,920
			18,734,257
Commercial Finance 1.1%
Newcastle Investment	43,770		1,213,742

Diversified 6.1%
Colonial Properties Trust	32,433		1,481,215
Crescent Real Estate Equities	114,778		2,302,447
Spirit Finance	194,878		2,903,682
			6,687,344
Health Care 8.9%
Health Care REIT	23,565		1,034,503
Healthcare Realty Trust	79,110		2,950,803
Medical Properties Trust	99,012		1,454,486
Nationwide Health Properties	25,958		811,447
Senior Housing Properties Trust	149,110		3,563,729
			9,814,968
Industrial 3.4%
First Potomac Realty Trust	131,252		3,749,870

Lodging/Resorts 8.8%
Equity Inns	62,600		1,025,388
Highland Hospitality	278,418		4,955,840
Innkeepers USA Trust	198,988		3,239,525
Sunstone Hotel Investors	18,484		503,874
			9,724,627
Manufactured Homes 2.0%
Sun Communities	70,505		2,187,065

Office 16.5%
American Financial Realty Trust	160,653		1,619,382
Brandywine Realty Trust	129,436		4,324,457
Douglas Emmet	30,521		779,201
Highwoods Properties	55,830		2,204,727
HRPT Properties Trust	142,116		1,748,027
Mack-Cali Realty	22,639		1,078,296
Maguire Properties	88,682		3,153,532
Parkway Properties	63,309		3,307,895
			18,215,517
Office/Industrial 5.7%
Duke Realty	98,777		4,293,836
Liberty Property Trust	41,986		2,045,558
			6,339,394
Regional Malls 14.5%
CBL & Associates Properties	41,964		1,881,666
General Growth Properties	43,251		2,792,717
Glimcher Realty Trust	156,681		4,233,521
Pennsylvania Real Estate Investment Trust	38,284		1,697,130
Simon Properties Group	48,143		5,355,909
			15,960,943
Self Storage 4.5%
Sovran Self Storage	30,095		1,667,564
U-Store-It Trust	161,992		3,259,279
			4,926,843

Shopping Centers 9.5%
Cedar Shopping Centers	206,542		3,345,980
Developers Diversified Realty	43,021		2,706,021
Inland Real Estate	147,445		2,704,141
Weingarten Realty Investors	35,696		1,697,702
			10,453,844

Total Common Stocks			108,008,414

Repurchase Agreement 2.3%

State Street Bank 4.65%, dated 3/30/2007, maturing 4/2/2007, in the amount of $2,557,991, collateralized by: $2,665,000 US Treasury Notes 4.25%, 8/15/2015 with a fair market value of $2,609,747	$2,557,000		2,557,000

Total Investments 100.3%			110,565,414

Other Assets Less Liabilities (0.3)%			(296,411)

Net Assets 100.0%			$110,269,003
____________
* Non-income producing security.

Seligman LaSalle Real Estate Fund Series, Inc.
Notes to Schedules of Investments (unaudited)
March 31, 2007

Organization: — Seligman LaSalle Real Estate Fund Series, Inc. (the “Series”) consists of two separate funds: Seligman LaSalle Global Real Estate Fund and Seligman LaSalle Monthly Dividend Real Estate Fund (collectively, the “Funds”).

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (Manager of the Funds) based on quotations provided by primary market makers in such securities. Notwithstanding these valuation methods, the Global Real Estate Fund may adjust the value of securities as described below in order to reflect the fair value of such securities.

Many securities markets and exchanges outside the US close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Series’ Board of Directors (the “Board”) approved “fair value” procedures under which a third-party service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Fund's Manager believes it approximates fair value.

The books and records of each fund are maintained in US dollars. The market value of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service.

At March 31, 2007, the cost of investments for federal income tax purposes and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Tax Basis Cost	Gross Unrealized Appreciation		Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Seligman LaSalle Global Real Estate Fund	$25,602,280	$363,765	*	$772,426	$(408,661	)*
Seligman LaSalle Monthly Dividend Real Estate Fund	96,463,782	14,796,320		694,688	14,101,632
___________
* Includes the effects of foreign currency translations.

ITEM 2.	CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 25, 2007

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.